Putnam Short-Term Municipal Income Fund
The fund's portfolio
2/29/20 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FHA Insd. — Federal Housing Administration Insured
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
GNMA — Government National Mortgage Association
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guaranteed

MUNICIPAL BONDS AND NOTES (94.2%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (2.2%)
AL State Special Care Fac. Fin. Auth. Mandatory Put Bonds (11/1/22), (Ascension Health Credit Group), Ser. 06C-1, 1.85%, 11/15/46	AA+	$500,000	$511,135
Black Belt Energy Gas Dist., Gas Supply Mandatory Put Bonds (7/1/22), Ser. A, 4.00%, 8/1/47	Aa2	150,000	160,229

			671,364
Arizona (0.6%)
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. A, 4.00%, 7/1/21	BB	35,000	35,982
Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Royal Oaks Life Care Cmnty.), 4.00%, 5/15/22	A/F	100,000	105,481
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds, (Great Hearts Academies), 3.75%, 7/1/24	BBB-	15,000	15,662
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), 3.00%, 7/1/20	BB	25,000	25,095

			182,220
California (10.6%)
CA School Fac. Fin. Auth. 144A Rev. Bonds, (Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/21	BBB-	100,000	105,228
CA State Mandatory Put Bonds (12/1/20), Ser. C, 1.863%, 12/1/28	Aa2	350,000	350,462
CA State Charter School Fin. Auth. 144A Rev. Bonds, (Summit Pub. Schools), 5.00%, 6/1/22	Baa3	105,000	114,006
CA State Infrastructure & Econ. Dev. Bank
Mandatory Put Bonds (8/1/21), (CA Academy of Sciences), Ser. D, 1.511%, 8/1/47	A2	200,000	200,298
Mandatory Put Bonds (4/1/22), (J. Paul Getty Trust (The)), Ser. A-2, 1.488%, 10/1/47	Aaa	500,000	501,805
CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds, (Caritas Affordable Housing, Inc.), Ser. A, 5.00%, 8/15/23	BBB+	510,000	573,643
CA State Muni. Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (12/1/20), (Waste Management, Inc.), Ser. A, 2.00%, 12/1/44	A-	125,000	125,766
Metro. Wtr. Dist. of Southern CA Rev. Bonds, (Build America Bonds-Southern CA Metro. Wtr. Dist.), 6.947%, 7/1/40	AAA	500,000	509,415
San Bernardino Cnty., FRB, Ser. C, 1.885%, 8/1/23	AA+	500,000	494,500
Southern CA Pub. Pwr. Auth. Mandatory Put Bonds (5/1/21), (Canyon Pwr.), Ser. A, 2.25%, 7/1/40	Aa3	200,000	201,722

			3,176,845
Colorado (3.1%)
CO E-470 Pub. Hwy. Auth. Mandatory Put Bonds (9/1/21), Ser. A, 1.511%, 9/1/39	A2	500,000	500,530
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds, (Evangelical Lutheran Good Samaritan Society), 5.00%, 6/1/20 (Escrowed to Maturity)	AAA/P	100,000	101,030
High Plains Co. Metro. Dist. G.O. Bonds, NATL, 4.00%, 12/1/21	Baa2	150,000	157,094
Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1, 3.00%, 12/1/22	Ba1	60,000	61,252
U. of CO Hosp. Auth. Mandatory Put Bonds (3/1/22), (UCHA Oblig. Group.), Ser. C-2, 5.00%, 11/15/38	AA	100,000	106,012

			925,918
Connecticut (2.9%)
CT State Hsg. Fin. Auth. Rev. Bonds
Ser. D2, 3.00%, 5/15/24	Aaa	600,000	634,884
Ser. G, 2.75%, 5/15/26	Aaa	235,000	241,991

			876,875
District of Columbia (2.1%)
DC, G.O. Bonds, Ser. B, AGM, 3.80%, 6/1/20	Aaa	150,000	150,968
DC, Rev. Bonds
(D.C. Intl. School), 5.00%, 7/1/27	BBB	300,000	370,317
(KIPP DC), 5.00%, 7/1/23	BBB+	100,000	112,250

			633,535
Florida (2.6%)
Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds, (Baptist Hlth. Care Corp. Oblig. Grp.), Ser. A, 5.125%, 8/15/20	Baa2	30,000	30,547
Jacksonville, Port Auth. Rev. Bonds, 4.50%, 11/1/32	A2	690,000	743,551

			774,098
Georgia (5.7%)
Burke Cnty., Dev. Auth. Poll. Control Mandatory Put Bonds (5/3/21), (GA Transmission Corp. Vogtle Project), 2.50%, 1/1/52	AA-	200,000	203,540
Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds, (Riverside Military Academy), 5.00%, 3/1/27	BBB-/F	70,000	76,465
Main St. Natural Gas, Inc. Gas Supply Mandatory Put Bonds (12/1/23), Ser. D, 1.94%, 8/1/48	Aa2	800,000	812,280
Main Street Natural Gas, Inc. Rev. Bonds, Ser. B, 5.00%, 3/15/20	A2	85,000	85,109
Main Street Natural Gas, Inc. Gas Supply Rev. Bonds, Ser. A, 5.00%, 5/15/21	A3	500,000	523,360

			1,700,754
Illinois (9.2%)
Chicago, G.O. Bonds, Ser. A
5.00%, 1/1/22	BBB+	250,000	266,228
5.00%, 1/1/21	BBB+	200,000	206,086
5.00%, 1/1/21 (Escrowed to Maturity)	BBB+	50,000	51,699
Chicago, Board of Ed. G.O. Bonds, Ser. E, 5.00%, 12/1/21	BB-	100,000	106,368
Chicago, Waste Wtr. Transmission Rev. Bonds, 5.00%, 1/1/23	A	200,000	214,186
IL State G.O. Bonds
Ser. A, 5.00%, 10/1/24	Baa3	500,000	582,140
Ser. D, 5.00%, 11/1/21	Baa3	450,000	479,340
Ser. A, 5.00%, 4/1/21	Baa3	100,000	104,243
5.00%, 1/1/21	Baa3	150,000	154,895
IL State Fin. Auth. Mandatory Put Bonds (9/1/22), (Field Museum of Natural History), 1.625%, 11/1/34	A2	495,000	495,648
IL State Fin. Auth. Rev. Bonds, (Presbyterian Homes Oblig. Group), Ser. A, 5.00%, 11/1/23	A-/F	75,000	84,769

			2,745,602
Kentucky (4.2%)
KY State Econ. Dev. Fin. Auth. Rev. Bonds, (Owensboro Hlth.), Ser. A, 5.00%, 6/1/20	Baa3	45,000	45,376
KY State Pub. Energy Auth. Gas Supply Rev. Bonds, Ser. B, 4.00%, 7/1/20	A1	200,000	202,022
Louisville & Jefferson Cnty., Metro. Govt. Poll. Control Mandatory Put Bonds (4/1/21), (Louisville Gas & Elec. Co.), Ser. A, 1.85%, 10/1/33	A1	1,000,000	1,008,870

			1,256,268
Louisiana (1.4%)
LA State Offshore Term. Auth. Deepwater Port Mandatory Put Bonds (12/1/23), (Loop, LLC), Ser. A, 1.65%, 9/1/33	A3	400,000	408,380

			408,380
Maryland (1.0%)
Frederick Cnty., Special Tax Bonds, (Oakdale-Lake Linganore), 2.625%, 7/1/24	BB/P	200,000	203,142
MD Econ. Dev. Corp. Rev. Bonds, (Towson U. Sr. Student Hsg.), 4.00%, 7/1/20	BBB	85,000	85,738

			288,880
Massachusetts (0.4%)
Lowell, Collegiate Charter School Rev. Bonds, 4.00%, 6/15/24	BB-/P	50,000	53,086
MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. SF-169, 4.00%, 12/1/44	Aa1	50,000	52,076

			105,162
Michigan (1.8%)
MI State Hosp. Fin. Auth. Mandatory Put Bonds (4/1/21), (Ascension Hlth.), Ser. F-2, 1.90%, 11/15/47	AA+	355,000	358,493
Milan Area Schools G.O Bonds, 5.00%, 5/1/21	AA	175,000	183,288

			541,781
Minnesota (1.0%)
Duluth, COP, (Indpt. School Dist. No. 709), Ser. A, 3.00%, 3/1/20	Ba2	235,000	235,000
MN State Res. Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 4.00%, 7/1/38	Aa1	70,000	74,047

			309,047
Mississippi (0.8%)
MS State Bus. Fin. Corp. Rev. Bonds, (System Energy Resources, Inc.), 2.50%, 4/1/22	BBB+	225,000	226,508

			226,508
Montana (0.1%)
MT State Board of Hsg. Rev. Bonds, Ser. A-2, FHA Insd., 3.00%, 12/1/43	Aa1	35,000	36,093

			36,093
Nevada (0.4%)
Las Vegas, Redev. Agcy. Tax Alloc. Bonds, 5.00%, 6/15/22	BBB+	100,000	108,369

			108,369
New Jersey (4.0%)
Atlantic City, G.O. Bonds, (Tax Appeal), Ser. B, AGM, 5.00%, 3/1/20	AA	200,000	200,000
NJ State Econ. Dev. Auth. Rev. Bonds, Ser. B, 5.00%, 11/1/21	Baa1	100,000	106,349
NJ State Tpk. Auth. Mandatory Put Bonds (1/1/21), Ser. C-5, 1.618%, 1/1/28	A+	150,000	150,162
NJ State Trans. Trust Fund Auth. Rev. Bonds, Ser. AA, 5.25%, 6/15/30	Baa1	650,000	729,196

			1,185,707
New Mexico (1.0%)
Farmington, Poll. Control Mandatory Put Bonds (6/1/22), (Pub. Svcs. Co. of NM), Ser. B, 2.125%, 6/1/40	BBB+	100,000	101,821
NM State Hosp. Equip. Loan Council First Mtge. Rev. Bonds, (La Vida Expansion), Ser. C, 2.25%, 7/1/23	BBB-/F	200,000	200,748

			302,569
New York (10.7%)
Long Island, Pwr. Auth. Elec. Syst. Mandatory Put Bonds (9/1/24), Ser. B, 1.65%, 9/1/49	A2	500,000	510,670
Metro. Trans. Auth. Mandatory Put Bonds (11/15/24), Ser. A-1, 5.00%, 11/15/48	A1	500,000	588,510
Metro. Trans. Auth. Rev. Bonds
Ser. B-2B, 5.00%, 5/15/21	A1	500,000	524,220
Ser. A-2S, 4.00%, 2/1/22	A	500,000	528,420
MTA Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/46 (Prerefunded 3/24/20)	A2	90,000	90,175
NY City, Hsg. Dev. Corp. Mandatory Put Bonds (7/3/23), Ser. B-2, 2.10%, 11/1/58	AA+	170,000	172,975
NY State Hsg. Fin. Agcy. Rev. Bonds, (Affordable Hsg.), Ser. M, FHLMC Coll., FNMA Coll., GNMA Coll., 1.85%, 11/1/20	Aa2	250,000	251,345
Port Auth. of NY & NJ Rev. Bonds, Ser. 185, 5.00%, 9/1/21	Aa3	500,000	529,980

			3,196,295
Ohio (2.3%)
OH State Higher Edl. Fac. Comm. Rev. Bonds, (U. of Dayton), Ser. 06, AMBAC, 2.791%, 12/1/21	A+	665,000	680,461

			680,461
Pennsylvania (11.7%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds, (Allegheny Hlth. Network Oblig. Group), Ser. A, 5.00%, 4/1/22	A	200,000	216,458
Bethlehem, Area School Dist. Auth. Mandatory Put Bonds (11/1/21), 1.619%, 1/1/30	A1	150,000	150,177
Meadville, G.O. Bonds, Ser. B, AGM, 3.00%, 10/1/27	A2	500,000	500,515
PA State COP, Ser. A, 5.00%, 7/1/20	A2	100,000	101,261
PA State Econ. Dev. Fin. Auth. Solid Waste Disp.
Mandatory Put Bonds (8/3/20), (Waste Mgt., Inc.), Ser. A, 1.70%, 8/1/37	A-	200,000	200,438
Mandatory Put Bonds (5/1/20), (Waste Management, Inc.), 1.12%, 8/1/45	A-	1,000,000	1,000,203
PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds, (Republic Services, Inc.), Ser. A, 1.20%, 4/1/34	BBB+	1,000,000	1,000,210
PA State Tpk. Comm. Rev. Bonds, 5.00%, 12/1/21	A1	200,000	214,520
State Public School Bldg. Auth. Palease Rev. Bonds, (Philadelphia School Dist.), 5.00%, 6/1/23	A2	100,000	112,290

			3,496,072
Puerto Rico (0.7%)
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. CC, AGM, 5.50%, 7/1/29	AA	55,000	62,974
Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax Bonds, Ser. C, AMBAC, 5.50%, 7/1/26	C	25,000	28,103
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds, Ser. L, NATL, 5.50%, 7/1/21	Baa2	108,834	111,423

			202,500
Rhode Island (0.4%)
RI Hlth. & Edl. Bldg. Corp. Rev. Bonds, (Lifespan Oblig. Group-Hosp. Fin.), 5.00%, 5/15/22	BBB+	100,000	108,250

			108,250
South Carolina (2.0%)
SC State Pub. Svcs. Auth. Rev. Bonds, (Santee Cooper), Ser. D
5.00%, 12/1/22 (Prerefunded 6/1/22)	AAA/P	50,000	54,626
5.00%, 12/1/22	A2	50,000	54,545
SC Trans. Infrastructure Bank Mandatory Put Bonds (10/1/22), Ser. 03B, 1.559%, 10/1/31	Aa3	495,000	497,188

			606,359
Texas (7.4%)
Central TX Regl. Mobility Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/22	A-	300,000	321,789
Goose Creek, Cons. Indpt. School Dist. Mandatory Put Bonds (10/1/20), Ser. B, PSFG, 3.00%, 10/1/49	Aaa	115,000	116,374
Houston, Arpt. Syst. Rev. Bonds, Ser. C, 5.00%, 7/15/20	BB	155,000	157,065
Leander, Indep. School Dist. G.O. Bonds, Ser. A, PSFG, zero %, 8/15/20	AAA	500,000	498,230
SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds, (Gas Supply), 5.50%, 8/1/25	A3	75,000	90,897
TX State Rev. Bonds, 4.00%, 8/27/20	SP-1+	500,000	507,745
TX State Affordable Hsg. Corp. Rev. Bonds, Ser. A, GNMA, 5.25%, 9/1/28	Aa1	230,000	239,064
TX State Muni. Pwr. Agcy. Rev. Bonds, (Syst. Net/Transmission Converting Security), 5.00%, 9/1/47	A+	275,000	280,239

			2,211,403
Washington (3.9%)
Grant Cnty., Pub. Util. Dist. No. 2 Mandatory Put Bonds (12/2/20), (Elec. Syst.), 2.00%, 1/1/44	AA+	400,000	401,988
King Cnty., Swr. Mandatory Put Bonds (12/1/21), 2.60%, 1/1/43	Aa2	300,000	303,990
Port of Seattle Rev. Bonds, Ser. C, 5.00%, 5/1/24	A1	315,000	365,491
WA State Hlth. Care Fac. Auth. Mandatory Put Bonds (7/1/22), (Fred Hutchinson Cancer Research Ctr.), Ser. B, 2.18%, 1/1/42	A+	100,000	100,956

			1,172,425

Total municipal bonds and notes (cost $27,775,000)			$28,129,740

SHORT-TERM INVESTMENTS (3.5%)(a)
	Shares	Value
Putnam Short Term Investment Fund 1.74%(AFF)	1,047,264	$1,047,264

Total short-term investments (cost $1,047,264)		$1,047,264
TOTAL INVESTMENTS

Total investments (cost $28,822,264)		$29,177,004

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2019 through February 29, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $29,856,052.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 11/30/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/29/20
	Short-term investments
	Putnam Short Term Investment Fund*	$746,542	$6,989,622	$6,688,900	$1,920	$1,047,264

	Total Short-term investments	$746,542	$6,989,622	$6,688,900	$1,920	$1,047,264
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 1.15%, 1.52% and 1.46%, respectively, as of the close of the reporting period.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	15.7%
	Utilities	13.5
	State debt	10.8
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$28,129,740	$—
Short-term investments	1,047,264	—	—

Totals by level	$1,047,264	$28,129,740	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com